FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Mar. 31, 2021
FAIR VALUE MEASUREMENTS
Summary of assets that are measured at fair value on a recurring basis

			Amortized	Unrealized
	Held-To-Maturity	Level	Cost	Gain	Fair Value
March 31, 2021	U.S. Treasury Securities (Mature on 6/3/2021)	1	$80,089,511	$8,086	$80,097,597